UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02933

Fidelity Beacon Street Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2013

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Tax Managed Stock
Fund

January 31, 2013

1.813075.108

TMG-QTLY-0313

Investments January 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.6%
	Shares	Value
CONSUMER DISCRETIONARY - 14.2%
Auto Components - 0.7%
Delphi Automotive PLC (a)	12,000	$ 463,920
Hotels, Restaurants & Leisure - 1.0%
Icahn Enterprises LP rights	35,400	0
Sonic Corp. (a)	66,400	741,024
Internet & Catalog Retail - 1.0%
HSN, Inc.	12,100	721,160
Media - 4.9%
CBS Corp. Class B	19,800	826,056
DIRECTV (a)	14,100	721,074
Lions Gate Entertainment Corp. (a)(d)	21,700	397,544
Time Warner, Inc.	15,000	757,800
Virgin Media, Inc. (d)	21,600	850,824
		3,553,298
Specialty Retail - 3.4%
American Eagle Outfitters, Inc.	68,000	1,374,280
Conn's, Inc. (a)	1,400	39,816
Guess?, Inc.	11,100	300,699
Urban Outfitters, Inc. (a)	17,000	727,430
		2,442,225
Textiles, Apparel & Luxury Goods - 3.2%
G-III Apparel Group Ltd. (a)	10,400	373,256
PVH Corp.	16,600	1,973,242
		2,346,498
TOTAL CONSUMER DISCRETIONARY		10,268,125
CONSUMER STAPLES - 6.4%
Beverages - 1.9%
Constellation Brands, Inc. Class A (sub. vtg.) (a)	41,200	1,333,232
Food & Staples Retailing - 3.2%
CVS Caremark Corp.	28,600	1,464,320
Kroger Co.	31,600	875,320
		2,339,640
Food Products - 0.5%
Ingredion, Inc.	5,400	356,778
Tobacco - 0.8%
Imperial Tobacco Group PLC	15,779	586,848
TOTAL CONSUMER STAPLES		4,616,498
Common Stocks - continued
	Shares	Value
ENERGY - 11.3%
Energy Equipment & Services - 6.8%
Ensco PLC Class A	25,000	$ 1,589,250
Halliburton Co.	36,000	1,464,480
Helix Energy Solutions Group, Inc. (a)	31,700	751,924
Transocean Ltd. (United States)	13,200	748,572
Vantage Drilling Co. (a)	205,900	385,033
		4,939,259
Oil, Gas & Consumable Fuels - 4.5%
EPL Oil & Gas, Inc. (a)	20,100	491,646
Marathon Petroleum Corp.	22,900	1,699,409
Phillips 66	17,700	1,072,089
		3,263,144
TOTAL ENERGY		8,202,403
FINANCIALS - 12.2%
Capital Markets - 2.1%
KKR & Co. LP	44,600	752,848
The Blackstone Group LP	40,200	743,700
		1,496,548
Commercial Banks - 0.5%
CapitalSource, Inc.	44,100	357,651
Consumer Finance - 1.8%
Discover Financial Services	33,500	1,286,065
Diversified Financial Services - 1.0%
KKR Financial Holdings LLC	68,400	751,716
Insurance - 5.4%
Allied World Assurance Co. Holdings Ltd.	4,300	364,769
Axis Capital Holdings Ltd.	19,200	734,784
Hartford Financial Services Group, Inc.	63,600	1,577,280
Lincoln National Corp.	30,000	869,400
The Travelers Companies, Inc.	4,800	376,608
		3,922,841
Real Estate Management & Development - 0.9%
Altisource Portfolio Solutions SA (a)	7,600	667,812
Thrifts & Mortgage Finance - 0.5%
Ocwen Financial Corp. (a)	9,900	385,803
TOTAL FINANCIALS		8,868,436
Common Stocks - continued
	Shares	Value
HEALTH CARE - 19.0%
Biotechnology - 5.2%
Amgen, Inc.	25,600	$ 2,187,776
PDL BioPharma, Inc. (d)	121,100	833,168
United Therapeutics Corp. (a)	13,500	727,515
		3,748,459
Health Care Equipment & Supplies - 2.7%
Boston Scientific Corp. (a)	117,500	877,725
Covidien PLC	11,900	741,846
Natus Medical, Inc. (a)	28,200	347,424
		1,966,995
Health Care Providers & Services - 5.2%
AmerisourceBergen Corp.	16,100	730,457
CIGNA Corp.	26,800	1,563,512
McKesson Corp.	14,400	1,515,312
		3,809,281
Pharmaceuticals - 5.9%
Actavis, Inc. (a)	17,400	1,503,186
Eli Lilly & Co.	26,800	1,438,892
Mylan, Inc. (a)	31,300	884,851
Warner Chilcott PLC	29,400	416,598
Zoetis, Inc. Class A	600	15,600
		4,259,127
TOTAL HEALTH CARE		13,783,862
INDUSTRIALS - 9.5%
Aerospace & Defense - 2.1%
Ducommun, Inc. (a)	12,600	201,978
General Dynamics Corp.	19,600	1,299,480
		1,501,458
Airlines - 1.2%
US Airways Group, Inc. (a)(d)	58,600	836,808
Building Products - 0.7%
A.O. Smith Corp.	6,900	478,032
Construction & Engineering - 2.4%
Jacobs Engineering Group, Inc. (a)	16,400	789,004
MasTec, Inc. (a)	20,000	566,000
URS Corp.	9,900	410,652
		1,765,656
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - 0.2%
Brady Corp. Class A	5,300	$ 184,917
Machinery - 1.8%
Ingersoll-Rand PLC	8,600	441,954
Oshkosh Truck Corp. (a)	6,700	262,506
Terex Corp. (a)	18,100	586,078
		1,290,538
Professional Services - 0.5%
Equifax, Inc.	6,500	381,550
Trading Companies & Distributors - 0.6%
AerCap Holdings NV (a)	30,800	449,988
TOTAL INDUSTRIALS		6,888,947
INFORMATION TECHNOLOGY - 13.6%
Communications Equipment - 1.0%
Motorola Solutions, Inc.	12,900	753,231
Computers & Peripherals - 2.8%
NCR Corp. (a)	14,000	388,780
SanDisk Corp. (a)	14,800	739,852
Seagate Technology	11,900	404,362
Western Digital Corp.	9,800	460,600
		1,993,594
Electronic Equipment & Components - 0.6%
Flextronics International Ltd. (a)	63,900	396,819
Internet Software & Services - 0.5%
Yahoo!, Inc. (a)	18,600	365,118
IT Services - 6.1%
Alliance Data Systems Corp. (a)	5,300	835,280
Computer Sciences Corp.	9,700	405,460
Fidelity National Information Services, Inc.	41,700	1,547,487
Maximus, Inc.	10,900	747,413
WNS Holdings Ltd. sponsored ADR (a)	71,000	903,830
		4,439,470
Semiconductors & Semiconductor Equipment - 1.5%
Cirrus Logic, Inc. (a)	25,600	722,688
Spreadtrum Communications, Inc. ADR	21,100	327,050
		1,049,738
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - 1.1%
Symantec Corp. (a)	37,800	$ 822,906
TOTAL INFORMATION TECHNOLOGY		9,820,876
MATERIALS - 5.9%
Chemicals - 2.7%
Ashland, Inc.	5,300	416,103
Axiall Corp.	7,600	426,968
Cytec Industries, Inc.	5,100	373,830
Eastman Chemical Co.	6,900	490,935
Innospec, Inc.	5,800	233,450
		1,941,286
Containers & Packaging - 1.1%
Rock-Tenn Co. Class A	10,200	805,290
Metals & Mining - 1.6%
Commercial Metals Co.	23,200	386,280
Reliance Steel & Aluminum Co.	11,900	770,168
		1,156,448
Paper & Forest Products - 0.5%
International Paper Co.	8,800	364,496
TOTAL MATERIALS		4,267,520
TELECOMMUNICATION SERVICES - 1.4%
Diversified Telecommunication Services - 0.5%
Nippon Telegraph & Telephone Corp. sponsored ADR	14,900	313,794
Wireless Telecommunication Services - 0.9%
MetroPCS Communications, Inc. (a)	67,100	673,013
TOTAL TELECOMMUNICATION SERVICES		986,807
UTILITIES - 4.1%
Electric Utilities - 4.1%
Edison International	15,300	737,307
ITC Holdings Corp.	4,500	364,500
NextEra Energy, Inc.	8,200	590,810
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Electric Utilities - continued
PNM Resources, Inc.	42,200	$ 901,392
UNS Energy Corp.	8,600	389,494
		2,983,503
TOTAL COMMON STOCKS (Cost $62,916,912)		70,686,977
Money Market Funds - 2.7%

Fidelity Cash Central Fund, 0.16% (b)	23,576	23,576
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	1,897,233	1,897,233
TOTAL MONEY MARKET FUNDS (Cost $1,920,809)		1,920,809
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $64,837,721)		72,607,786
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(193,656)
NET ASSETS - 100%		$ 72,414,130
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 769
Fidelity Securities Lending Cash Central Fund	3,074
Total	$ 3,843
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At January 31, 2013, the cost of investment securities for income tax purposes was $64,921,049. Net unrealized appreciation aggregated $7,686,737, of which $8,206,496 related to appreciated investment securities and $519,759 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® Tax Managed
Stock Fund:
Class A
Class T
Class B
Class C
Institutional Class

January 31, 2013

Class A, Class T, Class B, Class C
and Institutional Class are classes of
Fidelity® Tax Managed Stock Fund

1.889800.103

ATMG-QTLY-0313

Investments January 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.6%
	Shares	Value
CONSUMER DISCRETIONARY - 14.2%
Auto Components - 0.7%
Delphi Automotive PLC (a)	12,000	$ 463,920
Hotels, Restaurants & Leisure - 1.0%
Icahn Enterprises LP rights	35,400	0
Sonic Corp. (a)	66,400	741,024
Internet & Catalog Retail - 1.0%
HSN, Inc.	12,100	721,160
Media - 4.9%
CBS Corp. Class B	19,800	826,056
DIRECTV (a)	14,100	721,074
Lions Gate Entertainment Corp. (a)(d)	21,700	397,544
Time Warner, Inc.	15,000	757,800
Virgin Media, Inc. (d)	21,600	850,824
		3,553,298
Specialty Retail - 3.4%
American Eagle Outfitters, Inc.	68,000	1,374,280
Conn's, Inc. (a)	1,400	39,816
Guess?, Inc.	11,100	300,699
Urban Outfitters, Inc. (a)	17,000	727,430
		2,442,225
Textiles, Apparel & Luxury Goods - 3.2%
G-III Apparel Group Ltd. (a)	10,400	373,256
PVH Corp.	16,600	1,973,242
		2,346,498
TOTAL CONSUMER DISCRETIONARY		10,268,125
CONSUMER STAPLES - 6.4%
Beverages - 1.9%
Constellation Brands, Inc. Class A (sub. vtg.) (a)	41,200	1,333,232
Food & Staples Retailing - 3.2%
CVS Caremark Corp.	28,600	1,464,320
Kroger Co.	31,600	875,320
		2,339,640
Food Products - 0.5%
Ingredion, Inc.	5,400	356,778
Tobacco - 0.8%
Imperial Tobacco Group PLC	15,779	586,848
TOTAL CONSUMER STAPLES		4,616,498
Common Stocks - continued
	Shares	Value
ENERGY - 11.3%
Energy Equipment & Services - 6.8%
Ensco PLC Class A	25,000	$ 1,589,250
Halliburton Co.	36,000	1,464,480
Helix Energy Solutions Group, Inc. (a)	31,700	751,924
Transocean Ltd. (United States)	13,200	748,572
Vantage Drilling Co. (a)	205,900	385,033
		4,939,259
Oil, Gas & Consumable Fuels - 4.5%
EPL Oil & Gas, Inc. (a)	20,100	491,646
Marathon Petroleum Corp.	22,900	1,699,409
Phillips 66	17,700	1,072,089
		3,263,144
TOTAL ENERGY		8,202,403
FINANCIALS - 12.2%
Capital Markets - 2.1%
KKR & Co. LP	44,600	752,848
The Blackstone Group LP	40,200	743,700
		1,496,548
Commercial Banks - 0.5%
CapitalSource, Inc.	44,100	357,651
Consumer Finance - 1.8%
Discover Financial Services	33,500	1,286,065
Diversified Financial Services - 1.0%
KKR Financial Holdings LLC	68,400	751,716
Insurance - 5.4%
Allied World Assurance Co. Holdings Ltd.	4,300	364,769
Axis Capital Holdings Ltd.	19,200	734,784
Hartford Financial Services Group, Inc.	63,600	1,577,280
Lincoln National Corp.	30,000	869,400
The Travelers Companies, Inc.	4,800	376,608
		3,922,841
Real Estate Management & Development - 0.9%
Altisource Portfolio Solutions SA (a)	7,600	667,812
Thrifts & Mortgage Finance - 0.5%
Ocwen Financial Corp. (a)	9,900	385,803
TOTAL FINANCIALS		8,868,436
Common Stocks - continued
	Shares	Value
HEALTH CARE - 19.0%
Biotechnology - 5.2%
Amgen, Inc.	25,600	$ 2,187,776
PDL BioPharma, Inc. (d)	121,100	833,168
United Therapeutics Corp. (a)	13,500	727,515
		3,748,459
Health Care Equipment & Supplies - 2.7%
Boston Scientific Corp. (a)	117,500	877,725
Covidien PLC	11,900	741,846
Natus Medical, Inc. (a)	28,200	347,424
		1,966,995
Health Care Providers & Services - 5.2%
AmerisourceBergen Corp.	16,100	730,457
CIGNA Corp.	26,800	1,563,512
McKesson Corp.	14,400	1,515,312
		3,809,281
Pharmaceuticals - 5.9%
Actavis, Inc. (a)	17,400	1,503,186
Eli Lilly & Co.	26,800	1,438,892
Mylan, Inc. (a)	31,300	884,851
Warner Chilcott PLC	29,400	416,598
Zoetis, Inc. Class A	600	15,600
		4,259,127
TOTAL HEALTH CARE		13,783,862
INDUSTRIALS - 9.5%
Aerospace & Defense - 2.1%
Ducommun, Inc. (a)	12,600	201,978
General Dynamics Corp.	19,600	1,299,480
		1,501,458
Airlines - 1.2%
US Airways Group, Inc. (a)(d)	58,600	836,808
Building Products - 0.7%
A.O. Smith Corp.	6,900	478,032
Construction & Engineering - 2.4%
Jacobs Engineering Group, Inc. (a)	16,400	789,004
MasTec, Inc. (a)	20,000	566,000
URS Corp.	9,900	410,652
		1,765,656
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - 0.2%
Brady Corp. Class A	5,300	$ 184,917
Machinery - 1.8%
Ingersoll-Rand PLC	8,600	441,954
Oshkosh Truck Corp. (a)	6,700	262,506
Terex Corp. (a)	18,100	586,078
		1,290,538
Professional Services - 0.5%
Equifax, Inc.	6,500	381,550
Trading Companies & Distributors - 0.6%
AerCap Holdings NV (a)	30,800	449,988
TOTAL INDUSTRIALS		6,888,947
INFORMATION TECHNOLOGY - 13.6%
Communications Equipment - 1.0%
Motorola Solutions, Inc.	12,900	753,231
Computers & Peripherals - 2.8%
NCR Corp. (a)	14,000	388,780
SanDisk Corp. (a)	14,800	739,852
Seagate Technology	11,900	404,362
Western Digital Corp.	9,800	460,600
		1,993,594
Electronic Equipment & Components - 0.6%
Flextronics International Ltd. (a)	63,900	396,819
Internet Software & Services - 0.5%
Yahoo!, Inc. (a)	18,600	365,118
IT Services - 6.1%
Alliance Data Systems Corp. (a)	5,300	835,280
Computer Sciences Corp.	9,700	405,460
Fidelity National Information Services, Inc.	41,700	1,547,487
Maximus, Inc.	10,900	747,413
WNS Holdings Ltd. sponsored ADR (a)	71,000	903,830
		4,439,470
Semiconductors & Semiconductor Equipment - 1.5%
Cirrus Logic, Inc. (a)	25,600	722,688
Spreadtrum Communications, Inc. ADR	21,100	327,050
		1,049,738
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - 1.1%
Symantec Corp. (a)	37,800	$ 822,906
TOTAL INFORMATION TECHNOLOGY		9,820,876
MATERIALS - 5.9%
Chemicals - 2.7%
Ashland, Inc.	5,300	416,103
Axiall Corp.	7,600	426,968
Cytec Industries, Inc.	5,100	373,830
Eastman Chemical Co.	6,900	490,935
Innospec, Inc.	5,800	233,450
		1,941,286
Containers & Packaging - 1.1%
Rock-Tenn Co. Class A	10,200	805,290
Metals & Mining - 1.6%
Commercial Metals Co.	23,200	386,280
Reliance Steel & Aluminum Co.	11,900	770,168
		1,156,448
Paper & Forest Products - 0.5%
International Paper Co.	8,800	364,496
TOTAL MATERIALS		4,267,520
TELECOMMUNICATION SERVICES - 1.4%
Diversified Telecommunication Services - 0.5%
Nippon Telegraph & Telephone Corp. sponsored ADR	14,900	313,794
Wireless Telecommunication Services - 0.9%
MetroPCS Communications, Inc. (a)	67,100	673,013
TOTAL TELECOMMUNICATION SERVICES		986,807
UTILITIES - 4.1%
Electric Utilities - 4.1%
Edison International	15,300	737,307
ITC Holdings Corp.	4,500	364,500
NextEra Energy, Inc.	8,200	590,810
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Electric Utilities - continued
PNM Resources, Inc.	42,200	$ 901,392
UNS Energy Corp.	8,600	389,494
		2,983,503
TOTAL COMMON STOCKS (Cost $62,916,912)		70,686,977
Money Market Funds - 2.7%

Fidelity Cash Central Fund, 0.16% (b)	23,576	23,576
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	1,897,233	1,897,233
TOTAL MONEY MARKET FUNDS (Cost $1,920,809)		1,920,809
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $64,837,721)		72,607,786
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(193,656)
NET ASSETS - 100%		$ 72,414,130
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 769
Fidelity Securities Lending Cash Central Fund	3,074
Total	$ 3,843
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At January 31, 2013, the cost of investment securities for income tax purposes was $64,921,049. Net unrealized appreciation aggregated $7,686,737, of which $8,206,496 related to appreciated investment securities and $519,759 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Beacon Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Beacon Street Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	April 1, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	April 1, 2013
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	April 1, 2013